/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending December 31, 2000

MFS Government Markets Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker
12/11
Shares of Beneficial Interest
100000
6.375
7.07

Merrill Lynch

12/12
Shares of Beneficial Interest
100000
6.375
7.08

Merrill Lynch
12/13
Shares of Beneficial Interest
150000
6.375
7.06
Merrill Lynch
12/29
Shares of Beneficial Interest
70000
6.5625
7.17
Merrill Lynch



































































Total Shares Repurchased:  420,000
Remarks:	None.

MFS Government Markets Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer